INVENTORY	6 Months Ended
Jul. 06, 2019
Inventories [Abstract]
INVENTORY
INVENTORY

(US $ millions)	Jul 6, 2019	Dec 31, 2018
Raw materials	$74	$72
Finished goods	74	69
Operating and maintenance supplies	86	79
	$234	$220

At period-end, the provision to reflect inventories at the lower of cost and net realizable value was $15 million (December 31, 2018 – $20 million).